[LETTERHEAD OF PAUL HASTINGS LLP]

1(212) 318-6097

billbelitsky@paulhastings.com

March 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Eaton Vance Unit Trust – Series 3 (the “Trust”)
Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6
(File No. 333-209291)

Ladies and Gentlemen:

On behalf of Eaton Vance Distributors, Inc., Depositor of the Trust, we hereby transmit for filing under the Securities Act of 1933 a copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (“Pre-Effective Amendment No. 1”) which has been blacklined to reflect changes from the Registration Statement on Form S-6 filed with the Securities and Exchange Commission (the “Commission”) on February 1, 2016 (accession number 0001193125-16-445896).

The Staff of the Commission provided comments in a letter dated February 26, 2016 with respect to the Registration Statement. Pre-Effective Amendment No. 1 incorporates revisions which address certain of the Staff’s comments, and a letter responding to the Staff’s comments has been filed with the Commission via EDGAR today as a separate correspondence filing. It is currently anticipated that a pricing amendment of the Registration Statement, which the Depositor will request the Commission to declare effective, will be filed on the morning of March 14, 2016.

Please telephone the undersigned at (212) 318-6097 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ BILL BELITSKY

Bill Belitsky

for PAUL HASTINGS LLP